Business Combination - Schedule of Allocation of Purchase Price in Net Assets Include both Financial and Non Financial Assets (Detail) € in Millions, ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Nov. 23, 2016 INR (₨)	Nov. 23, 2016 USD ($)	Mar. 31, 2016 INR (₨)	Feb. 29, 2016 INR (₨)	Jan. 05, 2016 INR (₨)	Jan. 05, 2016 EUR (€)	Aug. 06, 2015 INR (₨)
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 117,584.0	$ 1,806.0	₨ 125,796.0			₨ 101,991.0
Designit AS [member]
Disclosure of detailed information about business combination [line items]
Net assets										₨ 586.0
Customer related intangibles										597.0
Brand										638.0
Non-compete agreement										103.0
Deferred tax liabilities on intangible assets										(290.0)
Total										1,634.0
Goodwill										4,046.0
Total purchase price										5,680.0
Designit AS [member] | Pre acquisition carrying [member]
Disclosure of detailed information about business combination [line items]
Net assets										586.0
Total										586.0
Designit AS [member] | Fair value adjustments [member]
Disclosure of detailed information about business combination [line items]
Customer related intangibles										597.0
Brand										638.0
Non-compete agreement										103.0
Deferred tax liabilities on intangible assets										(290.0)
Total										₨ 1,048.0
Cellent AG [member]
Disclosure of detailed information about business combination [line items]
Net assets								₨ 846.0
Customer related intangibles								1,001.0
Brand								317.0
Deferred tax liabilities on intangible assets								(391.0)
Total								1,773.0
Goodwill								3,913.0
Total purchase price								5,686.0	€ 78.8
Cellent AG [member] | Pre acquisition carrying [member]
Disclosure of detailed information about business combination [line items]
Net assets								846.0
Total								846.0
Cellent AG [member] | Fair value adjustments [member]
Disclosure of detailed information about business combination [line items]
Customer related intangibles								1,001.0
Brand								317.0
Deferred tax liabilities on intangible assets								(391.0)
Total								₨ 927.0
HPH Holdings Corp [member]
Disclosure of detailed information about business combination [line items]
Net assets							₨ 1,640.0
Technology platform							2,975.0
Customer related intangibles							5,791.0
Non-compete agreement							315.0
Deferred tax liabilities on intangible assets							(3,039.0)
Total							7,682.0
Goodwill							22,590.0
Total purchase price							30,272.0
HPH Holdings Corp [member] | Pre acquisition carrying [member]
Disclosure of detailed information about business combination [line items]
Net assets							36.0
Technology platform							1,087.0
Total							1,123.0
HPH Holdings Corp [member] | Fair value adjustments [member]
Disclosure of detailed information about business combination [line items]
Net assets							1,604.0
Technology platform							1,888.0
Customer related intangibles							5,791.0
Non-compete agreement							315.0
Deferred tax liabilities on intangible assets							(3,039.0)
Total							₨ 6,559.0
Appirio Inc [member]
Disclosure of detailed information about business combination [line items]
Net assets				₨ 497.0
Technology platform				347.0
Customer related intangibles				2,323.0
Brand				3,148.0
Alliance relationship				858.0
Deferred tax liabilities on intangible assets				(2,791.0)
Total				4,382.0
Goodwill				28,020.0
Total purchase price				32,402.0	$ 475.7
Appirio Inc [member] | Pre acquisition carrying [member]
Disclosure of detailed information about business combination [line items]
Net assets				526.0
Technology platform				436.0
Brand				180.0
Total				1,142.0
Appirio Inc [member] | Fair value adjustments [member]
Disclosure of detailed information about business combination [line items]
Net assets				(29.0)
Technology platform				(89.0)
Customer related intangibles				2,323.0
Brand				2,968.0
Alliance relationship				858.0
Deferred tax liabilities on intangible assets				(2,791.0)
Total				₨ 3,240.0
Material acquisitions [member]
Disclosure of detailed information about business combination [line items]
Net assets	5.0
Customer related intangibles	5,565.0
Other intangible assets	169.0
Total	5,739.0
Goodwill	1,185.0
Total purchase price	₨ 6,924.0